UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31/2012

Date of reporting period: 10/31/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT STOCK APPRECIATION FUND October 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.74%

Aerospace & Defense 2.08%

Honeywell International, Inc.	46,631	$2,856

Biotechnology 4.32%

Amgen, Inc.	31,694	2,743
Gilead Sciences, Inc.*	35,924	2,413
Onyx Pharmaceuticals, Inc.*	9,841	771

Total		5,927

Capital Markets 2.09%

Affiliated Managers Group, Inc.*	11,556	1,462
Franklin Resources, Inc.	10,971	1,402

Total		2,864

Chemicals 2.09%

Monsanto Co.	33,365	2,872

Commercial Banks 2.09%

U.S. Bancorp	86,112	2,860

Communications Equipment 0.86%

Riverbed Technology, Inc.*	63,731	1,177

Computers & Peripherals 4.01%

3D Systems Corp.*	19,232	837
Apple, Inc.	7,844	4,668

Total		5,505

Consumer Finance 1.82%

Capital One Financial Corp.	41,421	2,492

Diversified Financial Services 1.01%

JPMorgan Chase & Co.	33,310	1,388

Diversified Telecommunication Services 3.03%

Verizon Communications, Inc.	92,975	4,150

Electronic Equipment, Instruments & Components 0.73%

Trimble Navigation Ltd.*	21,239	1,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT STOCK APPRECIATION FUND October 31, 2012

Investments	Shares	Fair Value (000)

Energy Equipment & Services 3.86%

Halliburton Co.	46,013	$1,486
Oceaneering International, Inc.	27,161	1,421
Seadrill Ltd. (Norway) (a)	59,244	2,390

Total		5,297

Food & Staples Retailing 8.29%

Costco Wholesale Corp.	36,340	3,577
Wal-Mart Stores, Inc.	51,515	3,865
Whole Foods Market, Inc.	41,511	3,932

Total		11,374

Health Care Equipment & Supplies 2.17%

Intuitive Surgical, Inc.*	3,994	2,166
ResMed, Inc.	20,456	817

Total		2,983

Health Care Providers & Services 2.38%

Express Scripts Holding Co. *	52,982	3,260

Hotels, Restaurants & Leisure 2.58%

Yum! Brands, Inc.	50,560	3,545

Household Products 2.12%

Colgate-Palmolive Co.	27,667	2,904

Information Technology Services 7.42%

Accenture plc Class A
(Ireland)(a)	50,752	3,421
MasterCard, Inc. Class A	6,573	3,030
Visa, Inc. Class A	26,844	3,725

Total		10,176

Internet & Catalog Retail 1.28%

Amazon.com, Inc. *	7,563	1,761

Internet Software & Services 12.38%

CoStar Group, Inc.*	8,817	731
eBay, Inc.*	68,899	3,327
Facebook, Inc. Class A*	180,989	3,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT STOCK APPRECIATION FUND October 31, 2012

Investments	Shares	Fair Value (000)

Internet Software & Services (continued)
Google, Inc. Class A*	6,712	$4,563
LinkedIn Corp. Class A*	15,575	1,665
Rackspace Hosting, Inc.*	23,259	1,481
Yelp, Inc. *	57,816	1,393

Total		16,982

Life Sciences Tools & Services 0.82%

Illumina, Inc.*	23,707	1,126

Machinery 3.06%

Deere & Co.	23,168	1,980
Nordson Corp.	17,399	1,027
Wabtec Corp.	14,547	1,191

Total		4,198

Media 4.94%

Comcast Corp. Class A	84,740	3,178
Walt Disney Co. (The)	73,419	3,603

Total		6,781

Oil, Gas & Consumable Fuels 4.11%

Exxon Mobil Corp.	22,843	2,083
Kosmos Energy Ltd.*	118,708	1,351
Williams Cos., Inc. (The)	63,057	2,206

Total		5,640

Pharmaceuticals 3.22%

Johnson & Johnson	40,648	2,879
Watson Pharmaceuticals, Inc. *	17,871	1,536

Total		4,415

Real Estate Management & Development 1.04%

Zillow, Inc. *	38,342	1,432

Road & Rail 1.64%

J.B. Hunt Transport Services, Inc.	19,404	1,139
Kansas City Southern	13,828	1,113

Total		2,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT STOCK APPRECIATION FUND October 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 2.57%

ARM Holdings plc ADR	49,926	$1,615
Cree, Inc.*	23,293	707
First Solar, Inc. *	49,499	1,203

Total		3,525

Software 2.11%

Salesforce.com, Inc. *	19,842	2,896

Specialty Retail 3.81%

Home Depot, Inc. (The)	61,749	3,790
Williams-Sonoma, Inc.	30,941	1,430

Total		5,220

Textiles, Apparel & Luxury Goods 1.30%

Michael Kors Holdings Ltd. (Hong Kong) *(a)	32,597	1,783

Trading Companies & Distributors 2.51%

Fastenal Co.	36,450	1,629
United Rentals, Inc. *	44,556	1,812

Total		3,441

Total Common Stocks (cost $134,976,094)		134,084

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.51%

Repurchase Agreement

Repurchase Agreement dated 10/31/2012, 0.01% due 11/1/2012 with Fixed Income Clearing Corp. collateralized by $3,355,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $3,514,836; proceeds: $3,445,536 (cost $3,445,535)	$3,446	3,446

Total Investments in Common Stocks 100.25% (cost $138,421,629)		137,530

Liabilities in Excess of Other Assets (0.25)%		(341)

Net Assets 100.00%		$137,189

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use

Notes to Schedule of Investments (unaudited)(concluded)

in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$134,084	$—	$—	$134,084
Repurchase Agreement	—	3,446	—	3,446

Total	$134,084	$3,446	$—	$137,530

* See Schedule of Investments for fair values in each industry.

3.	FEDERAL TAX INFORMATION

As of October 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$139,429,079

Gross unrealized gain	2,400,766
Gross unrealized loss	(4,300,024)

Net unrealized security loss	$(1,899,258)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: December 19, 2012

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: December 19, 2012

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 19, 2012